Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation cost that has been expensed in the statements of operations amounted to $979,000 and $127,000 for the years ended December 31, 2013 and 2012, allocated as follows:

	Years ended December 31,
	2013	2012
Research and development	$303,177	$40,414
General and administrative	675,974	87,074
	$979,151	$127,488

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
No stock options were granted in 2012. For options granted in 2013, the Company calculated the fair value of each option grant on the respective dates of grant using the following weighted average assumptions:

2013
Expected term	5.88 years
Risk-free interest rate	1.38%
Expected dividend yield	—
Expected volatility	68.27%

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2013 and 2012:

		Fair value measurements at reporting date using
	December 31,
	2013	Level 1 inputs	Level 2 inputs	Level 3 inputs

Assets:
Cash equivalents-money market funds	$1,933,480	$1,933,480	$-	$-
	$1,933,480	$1,933,480	$-	$-

		Fair value measurements at reporting date using
	December 31,
	2012	Level 1 inputs	Level 2 inputs	Level 3 inputs

Assets:
Cash equivalents-money market funds	$2,686,727	$2,686,727	$-	$-
	$2,686,727	$2,686,727	$-	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The allocation of undistributed earnings (losses) to common stock in the table below excludes zero for the year ended December 31, 2013 and $85,209 of net income allocated to the participating securities for the year ended December 31, 2012.

	Years ended December 31,
	2013	2012
Basic earnings (loss) per share attributable to common stock:
Numerator
Net income (loss)	$(10,590,106)	$3,801,696

Denominator
Weighted avg. common shares outstanding	7,363,076	4,455,790

Basic earnings (loss) per share attributable to common stock	$(1.44)	$0.85

Diluted earnings (loss) per share attributable to common stock:
Numerator
Net income (loss)	$(10,590,106)	$3,801,696
Denominator
Weighted avg. common shares outstanding	7,363,076	4,455,790

Diluted earnings (loss) per share attributable to common stock	$(1.44)	$0.85

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The computation of diluted earnings per share for the years ended December 31, 2013 and 2012 does not include the following unvested restricted stock awards, restricted stock units, stock options and warrants to purchase shares in the computation of diluted earnings per share because these instruments were antidilutive:

	December 31,
	2013	2012
Stock options	1,264,345	946,281
Unvested resticted stock	103,784	99,869
Unvested resticted stock units	15,000	-
Warrants	20,467	20,467